Fair Value Measurements - Summary of Changes in Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		70 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Conversion of preferred stock call option liability [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 21	$ 0	$ 0	$ 349
Issuance of financial instruments		990	1,116	0
Fair value of call option liability recognized upon issuance of preferred stock	0	(127)	(126)	(260)
Exercise of financial instruments				0
Change in fair value recorded in other income (expense), net	9,560	(863)	(969)	(89)
Conversion of preferred stock into common stock and reclassification to permanent equity	(9,581)				(9,581)
Ending balance	0	0	21	0	0
Conversion of preferred stock warrant liability [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	474	433	433	152
Issuance of financial instruments		0	0	433
Fair value of call option liability recognized upon issuance of preferred stock	0	0	0	0
Exercise of financial instruments				(152)
Change in fair value recorded in other income (expense), net	2,279	(1)	41	0
Conversion of preferred stock into common stock and reclassification to permanent equity	(2,753)				(2,753)
Ending balance	$ 0	$ 432	$ 474	$ 433	$ 0